Combined Prospectus - Combined Prospectus: 1	Jan. 26, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A common stock
Amount of Securities Previously Registered | shares	39,605,259
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 211,424,147.18
Form Type	S-1
File Number	333-278769
Initial Effective Date	May 31, 2024
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form S-1 (File No. 333-278769), which was declared effective on May 31, 2024 (the “Prior Registration Statement”) because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” in this registration statement.